Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (97.9%)
	Abington MA BAN GO	4.000%	4/22/2027	1,000	1,005
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/2043	150	104
	Andover MA GO	2.000%	9/15/2034	1,075	927
	Andover MA GO	2.000%	9/15/2035	1,085	909
	Andover MA GO	2.000%	9/15/2036	1,085	884
	Andover MA GO	2.000%	9/15/2037	1,090	858
	Andover MA GO	2.000%	9/15/2039	1,110	816
	Andover MA GO	2.000%	9/15/2040	1,115	794
	Andover MA GO	2.000%	9/15/2041	1,025	714
	Andover MA GO	3.000%	12/1/2042	1,400	1,156
	Andover MA GO	3.000%	12/1/2043	1,375	1,120
	Andover MA GO	3.000%	12/1/2044	1,285	1,030
	Arlington MA GO	2.000%	9/15/2040	2,790	1,981
	Arlington MA GO	2.000%	9/15/2041	2,800	1,941
	Ashland MA GO	3.000%	8/1/2047	3,180	2,486
	Ashland MA GO	2.250%	5/15/2051	1,930	1,168
	Ashland MA GO	3.000%	8/1/2052	2,890	2,100
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,171
	Bedford MA GO	3.000%	9/15/2030	1,200	1,191
[1]	Berkley MA GO	5.000%	4/1/2044	570	598
[1]	Berkley MA GO	5.000%	4/1/2045	250	262
[1]	Berkley MA GO	5.000%	4/1/2046	250	260
[1]	Berkley MA GO	5.000%	4/1/2047	500	516
[1]	Berkley MA GO	5.250%	4/1/2055	1,000	1,032
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/2028	1,120	1,140
	Boston MA GO	2.000%	11/1/2036	2,250	1,843
	Boston MA GO	2.000%	11/1/2037	2,205	1,750
	Boston MA GO	5.000%	6/1/2038	3,000	3,386
	Boston MA GO	5.000%	6/1/2040	3,000	3,301
	Boston MA GO	5.000%	6/1/2042	7,000	7,566
	Boston MA GO	5.000%	6/1/2043	10,000	10,735
	Boston MA GO	5.000%	6/1/2044	4,735	5,058
	Boston MA GO	5.000%	6/1/2045	2,350	2,502
	Boston MA GO	5.000%	6/1/2046	2,500	2,646
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	3,000	2,468
	Braintree MA GO	1.750%	10/15/2032	1,755	1,520
	Braintree MA GO	1.750%	10/15/2033	1,600	1,352
	Braintree MA GO	1.750%	10/15/2034	1,600	1,314
	Braintree MA GO	2.000%	10/15/2036	2,160	1,742
	Braintree MA GO	3.000%	6/1/2037	395	352
[1]	Bridgewater-Raynham MA Regional School District GO	2.000%	2/1/2036	1,000	807
	Bristol County MA GO	4.000%	6/1/2051	7,000	6,180
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2042	4,425	4,261
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2043	4,600	4,407
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2046	3,905	3,643
[2]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	500	461
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2048	5,570	5,044
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2051	6,120	5,408
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	3,500	3,085
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2053	6,145	5,399
	Brockton MA GO	4.000%	8/1/2052	830	731
	Brookline MA GO	3.000%	3/15/2035	3,800	3,632
	Brookline MA GO	2.000%	2/15/2039	5,725	4,356
	Brookline MA GO	2.000%	2/15/2040	6,645	4,890
	Brookline MA GO	2.000%	2/15/2041	6,755	4,801
	Burlington MA GO	2.750%	1/15/2041	600	468
	Burlington MA GO	2.750%	1/15/2042	620	474
	Burlington MA GO	2.750%	1/15/2043	635	477
	Burlington MA GO	2.750%	1/15/2044	655	482
	Burlington MA GO	2.750%	1/15/2046	310	227

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington MA GO	2.750%	1/15/2050	2,565	1,774
Canton MA GO	2.500%	3/15/2038	150	123
Central Berkshire MA Regional School District GO	3.000%	6/1/2032	1,125	1,095
Central Berkshire MA Regional School District GO	3.000%	6/1/2038	1,400	1,231
Central Berkshire MA Regional School District GO	3.000%	6/1/2040	720	603
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	305	305
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,385	1,385
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2049	3,250	3,069
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	5,490	5,032
Commonwealth of Massachusetts GO	5.000%	1/1/2033	4,000	4,104
Commonwealth of Massachusetts GO	5.250%	1/1/2033	1,850	1,947
Commonwealth of Massachusetts GO	5.000%	4/1/2033	3,775	3,820
Commonwealth of Massachusetts GO	5.000%	1/1/2034	4,000	4,099
Commonwealth of Massachusetts GO	5.000%	1/1/2034	685	767
Commonwealth of Massachusetts GO	5.000%	2/1/2034	1,910	1,925
Commonwealth of Massachusetts GO	2.000%	3/1/2034	3,670	3,166
Commonwealth of Massachusetts GO	2.000%	3/1/2035	400	336
Commonwealth of Massachusetts GO	3.000%	3/1/2035	1,215	1,137
Commonwealth of Massachusetts GO	5.000%	3/1/2035	595	662
Commonwealth of Massachusetts GO	5.000%	4/1/2035	7,000	7,074
Commonwealth of Massachusetts GO	3.000%	5/1/2035	6,540	6,101
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,960	3,255
Commonwealth of Massachusetts GO	3.000%	7/1/2035	230	214
Commonwealth of Massachusetts GO	5.000%	7/1/2035	2,875	3,239
Commonwealth of Massachusetts GO	3.000%	9/1/2035	13,000	12,173
Commonwealth of Massachusetts GO	5.000%	2/1/2036	4,445	4,477
Commonwealth of Massachusetts GO	3.000%	3/1/2036	1,220	1,121
Commonwealth of Massachusetts GO	5.000%	7/1/2036	3,380	3,579
Commonwealth of Massachusetts GO	5.000%	8/1/2036	7,800	8,633
Commonwealth of Massachusetts GO	5.000%	10/1/2036	175	190
Commonwealth of Massachusetts GO	5.000%	11/1/2036	500	551
Commonwealth of Massachusetts GO	5.000%	7/1/2037	1,315	1,386
Commonwealth of Massachusetts GO	5.000%	8/1/2037	8,650	9,494
Commonwealth of Massachusetts GO	5.000%	10/1/2037	910	979
Commonwealth of Massachusetts GO	5.000%	11/1/2037	6,150	6,720
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,525	4,918
Commonwealth of Massachusetts GO	5.000%	7/1/2038	540	556
Commonwealth of Massachusetts GO	5.000%	8/1/2038	10,000	10,873
Commonwealth of Massachusetts GO	5.000%	9/1/2038	6,520	6,689
Commonwealth of Massachusetts GO	3.000%	11/1/2038	750	651
Commonwealth of Massachusetts GO	5.000%	11/1/2038	6,850	6,959
Commonwealth of Massachusetts GO	5.000%	11/1/2038	3,735	4,043
Commonwealth of Massachusetts GO	5.000%	12/1/2038	15	15
Commonwealth of Massachusetts GO	3.250%	2/1/2039	125	112
Commonwealth of Massachusetts GO	5.000%	5/1/2039	610	629
Commonwealth of Massachusetts GO	5.000%	5/1/2039	750	800
Commonwealth of Massachusetts GO	3.000%	7/1/2039	8,310	7,094
Commonwealth of Massachusetts GO	5.000%	8/1/2039	4,135	4,413
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,605	3,052
Commonwealth of Massachusetts GO	2.000%	3/1/2040	5,000	3,564
Commonwealth of Massachusetts GO	5.000%	3/1/2040	2,430	2,592
Commonwealth of Massachusetts GO	5.000%	5/1/2040	2,840	2,918
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	208
Commonwealth of Massachusetts GO	5.000%	8/1/2040	16,000	16,946
Commonwealth of Massachusetts GO	3.000%	11/1/2040	7,170	5,931
Commonwealth of Massachusetts GO	5.000%	11/1/2040	2,795	2,972
Commonwealth of Massachusetts GO	5.000%	12/1/2040	305	325
Commonwealth of Massachusetts GO	3.000%	2/1/2041	245	201
Commonwealth of Massachusetts GO	3.000%	4/1/2041	9,200	7,326
Commonwealth of Massachusetts GO	5.000%	5/1/2041	4,500	4,613
Commonwealth of Massachusetts GO	5.000%	7/1/2041	2,895	3,003
Commonwealth of Massachusetts GO	3.000%	11/1/2041	9,200	7,483
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	1,982
Commonwealth of Massachusetts GO	5.000%	1/1/2042	5,550	5,849
Commonwealth of Massachusetts GO	5.000%	4/1/2042	785	790
Commonwealth of Massachusetts GO	5.250%	4/1/2042	3,540	3,566
Commonwealth of Massachusetts GO	5.000%	5/1/2042	10,000	10,240
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,200	3,359
Commonwealth of Massachusetts GO	5.000%	6/1/2042	9,715	10,337
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,000	4,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	3.000%	11/1/2042	2,275	1,822
Commonwealth of Massachusetts GO	5.000%	11/1/2042	14,605	15,421
Commonwealth of Massachusetts GO	5.000%	12/1/2042	9,585	10,227
Commonwealth of Massachusetts GO	2.500%	3/1/2043	990	717
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,035	5,148
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,035	2,141
Commonwealth of Massachusetts GO	5.000%	6/1/2043	1,980	2,097
Commonwealth of Massachusetts GO	5.000%	6/1/2043	3,000	3,193
Commonwealth of Massachusetts GO	5.250%	9/1/2043	27,750	28,438
Commonwealth of Massachusetts GO	5.000%	12/1/2043	9,875	10,422
Commonwealth of Massachusetts GO	5.000%	12/1/2043	10,575	11,227
Commonwealth of Massachusetts GO	5.250%	1/1/2044	20,955	21,508
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,145	2,190
Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,560	2,697
Commonwealth of Massachusetts GO	5.000%	8/1/2044	3,280	3,458
Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,000	2,022
Commonwealth of Massachusetts GO	5.000%	12/1/2044	10,290	10,865
Commonwealth of Massachusetts GO	5.000%	1/1/2045	200	202
Commonwealth of Massachusetts GO	5.000%	2/1/2045	7,000	7,357
Commonwealth of Massachusetts GO	5.000%	5/1/2045	985	1,005
Commonwealth of Massachusetts GO	5.000%	5/1/2045	240	250
Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,885	4,071
Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,170	2,274
Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,000	3,157
Commonwealth of Massachusetts GO	5.000%	7/1/2045	4,570	4,705
Commonwealth of Massachusetts GO	5.000%	11/1/2045	12,155	12,544
Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,420	1,491
Commonwealth of Massachusetts GO	5.000%	1/1/2046	4,490	4,535
Commonwealth of Massachusetts GO	5.000%	2/1/2046	5,895	6,160
Commonwealth of Massachusetts GO	5.000%	6/1/2046	1,830	1,908
Commonwealth of Massachusetts GO	5.000%	6/1/2046	2,895	3,029
Commonwealth of Massachusetts GO	5.000%	10/1/2046	11,630	12,043
Commonwealth of Massachusetts GO	5.000%	11/1/2046	3,360	3,471
Commonwealth of Massachusetts GO	5.000%	12/1/2046	150	157
Commonwealth of Massachusetts GO	5.000%	2/1/2047	5,895	6,125
Commonwealth of Massachusetts GO	3.000%	3/1/2047	10,120	7,638
Commonwealth of Massachusetts GO	5.000%	6/1/2047	11,155	11,564
Commonwealth of Massachusetts GO	5.000%	6/1/2047	4,000	4,160
Commonwealth of Massachusetts GO	5.250%	10/1/2047	10,270	10,738
Commonwealth of Massachusetts GO	5.000%	12/1/2047	10,745	11,158
Commonwealth of Massachusetts GO	3.000%	4/1/2048	2,685	1,989
Commonwealth of Massachusetts GO	5.000%	5/1/2048	1,195	1,225
Commonwealth of Massachusetts GO	5.000%	6/1/2048	2,000	2,068
Commonwealth of Massachusetts GO	3.000%	7/1/2048	1,285	950
Commonwealth of Massachusetts GO	5.000%	8/1/2048	3,000	3,095
Commonwealth of Massachusetts GO	5.000%	1/1/2049	10,000	10,240
Commonwealth of Massachusetts GO	3.000%	3/1/2049	6,255	4,591
Commonwealth of Massachusetts GO	3.000%	4/1/2049	6,005	4,405
Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,282
Commonwealth of Massachusetts GO	2.750%	3/1/2050	9,010	6,119
Commonwealth of Massachusetts GO	2.000%	4/1/2050	3,730	2,112
Commonwealth of Massachusetts GO	5.000%	10/1/2050	5,000	5,104
Commonwealth of Massachusetts GO	5.000%	11/1/2050	8,595	8,749
Commonwealth of Massachusetts GO	2.125%	4/1/2051	6,700	3,840
Commonwealth of Massachusetts GO	5.000%	10/1/2051	13,550	13,806
Commonwealth of Massachusetts GO	5.000%	8/1/2052	4,245	4,330
Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,085	9,207
Commonwealth of Massachusetts GO	5.000%	10/1/2052	17,000	17,261
Commonwealth of Massachusetts GO	5.250%	10/1/2052	4,665	4,819
Commonwealth of Massachusetts GO	5.000%	11/1/2052	3,000	3,041
Commonwealth of Massachusetts GO	5.000%	8/1/2053	10,240	10,396
Commonwealth of Massachusetts GO	5.000%	10/1/2053	5,000	5,070
Commonwealth of Massachusetts GO	5.000%	12/1/2053	3,220	3,271
Commonwealth of Massachusetts GO	5.000%	1/1/2054	41,355	41,911
Commonwealth of Massachusetts GO	5.000%	5/1/2054	5,745	5,825
Commonwealth of Massachusetts GO	5.000%	8/1/2054	3,490	3,540
Commonwealth of Massachusetts GO	5.000%	4/1/2055	29,250	29,736
Commonwealth of Massachusetts GO	5.000%	12/1/2055	27,000	27,475
Commonwealth of Massachusetts GO	5.000%	6/1/2056	3,000	3,052
Commonwealth of Massachusetts GO	5.250%	6/1/2056	3,000	3,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth of Massachusetts GO TOB VRDO	3.000%	9/1/2026	2,945	2,945
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2033	1,345	1,390
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2037	680	725
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/2039	4,545	3,908
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2039	15	15
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2040	11,235	11,789
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,305	4,498
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	2,000	2,015
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	500	521
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	1,500	1,517
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	1,040	1,080
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,385	4,626
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/2043	3,930	4,005
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	25,000	25,292
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	27,690	28,151
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	2,800	2,866
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	4,560	4,632
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	20,000	20,346
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	24,700	25,181
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	2,450	2,495
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	25,560	26,062
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2037	500	513
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2041	6,125	6,232
	Dedham MA GO	3.000%	6/1/2036	880	820
	Dennis - Yarmouth Regional School District GO	2.125%	10/1/2043	1,105	746
	Dennis - Yarmouth Regional School District GO	2.250%	10/1/2046	3,615	2,374
	East Longmeadow MA GO	4.000%	11/1/2049	8,800	7,958
	East Longmeadow MA GO	4.000%	11/1/2054	14,000	12,261
	Easthampton MA GO	3.000%	6/1/2037	1,190	1,082
	Easthampton MA GO	3.000%	6/1/2038	2,200	1,936
	Easthampton MA GO	3.000%	6/1/2039	70	60
	Easton MA GO	2.000%	10/15/2037	265	204
	Easton MA GO	2.125%	10/15/2038	1,155	873
	Easton MA GO	2.250%	10/15/2040	810	585
	Easton MA GO	2.250%	10/15/2041	615	436
	Easton MA GO	2.500%	10/15/2046	2,390	1,640
	Everett MA GO	2.000%	1/15/2037	295	232
	Fall River MA BAN GO	4.000%	1/29/2027	5,000	5,023
	Fall River MA GO	3.000%	12/1/2036	2,265	2,052
	Fall River MA GO	3.000%	12/1/2037	2,335	2,069
	Fall River MA GO	2.500%	12/1/2039	100	78
	Fall River MA GO	2.000%	12/1/2040	155	105
	Fall River MA GO	2.000%	12/1/2043	105	68
	Foxborough MA GO	3.000%	5/15/2041	1,590	1,315
	Framingham MA GO	3.000%	12/15/2035	900	829
	Framingham MA GO	2.000%	12/15/2039	1,215	861
	Framingham MA GO	2.000%	12/15/2040	1,235	849
	Framingham MA GO	2.000%	12/15/2041	1,245	839
[2]	Gardner MA GO	2.000%	8/1/2039	1,230	882
[2]	Gardner MA GO	2.125%	8/1/2046	1,160	720
	Gardner MA GO	4.125%	1/15/2048	2,930	2,695
	Gloucester MA GO	2.000%	9/15/2040	855	594
	Gloucester MA GO	2.125%	9/15/2042	885	599
	Gloucester MA GO	2.125%	9/15/2043	655	438
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2042	3,370	3,572
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2043	3,000	3,146
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2045	3,935	4,074
	Hingham MA GO	2.000%	2/15/2040	4,000	2,902
	Lawrence MA GO	2.250%	2/1/2038	1,755	1,407
	Lawrence MA GO	4.125%	6/1/2051	2,165	1,951
	Lawrence MA GO	4.125%	6/1/2052	2,175	1,956
	Leominster MA GO	3.000%	3/1/2042	125	100
	Leominster MA GO	3.000%	3/1/2052	4,000	2,801
	Lexington MA GO	3.250%	2/1/2038	1,410	1,296
	Lincoln MA GO	3.250%	3/1/2040	1,150	1,009
	Lincoln MA GO	3.500%	3/1/2044	1,100	964
	Littleton MA GO	3.250%	6/15/2038	205	186
	Longmeadow MA GO	2.000%	5/15/2033	1,390	1,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	7/1/2056	5,805	6,043
	Lowell MA GO	3.000%	9/1/2036	2,100	1,915
	Lowell MA GO	3.000%	9/1/2040	1,500	1,241
	Lowell MA GO	4.000%	9/1/2040	2,155	2,101
	Lowell MA GO	3.000%	9/1/2041	1,545	1,255
	Lowell MA GO	2.125%	9/1/2042	1,040	704
	Lowell MA GO	2.125%	9/1/2042	1,715	1,162
	Lowell MA GO	2.125%	9/1/2043	895	593
	Lowell MA GO	4.000%	9/1/2048	5,295	4,796
	Lowell MA GO	4.250%	9/1/2053	2,550	2,337
	Ludlow MA GO	3.000%	2/1/2049	250	182
	Lynn MA GO	3.125%	3/1/2044	435	347
	Lynn MA GO	4.000%	9/1/2050	2,230	1,971
	Lynn MA GO	4.000%	9/1/2051	2,170	1,915
	Lynn MA GO	4.000%	9/1/2054	7,495	6,568
	Marblehead MA GO	3.000%	8/1/2039	500	429
	Marlborough MA GO	2.000%	5/15/2033	1,510	1,347
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2034	500	505
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2035	500	505
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2036	500	504
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	1,790	1,506
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	8,000	8,115
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	7,000	6,637
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	3,000	2,750
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	180	196
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	2,480	2,658
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2033	4,500	4,957
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	115	122
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	125	127
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,000	3,361
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	10,000	11,104
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	2,000	2,217
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	4,785	5,207
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,000	2,193
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	1,000	1,030
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,470	2,630
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,028
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,805	5,068
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,301
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,355	2,476
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,045	1,102
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,460	2,585
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,000	2,122
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,000	2,115
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	2,000	2,098
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2047	790	840
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,835	2,958
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	1,640	1,437
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2051	8,000	8,203
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	17,780	18,422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	6,340	5,504
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	10,000	10,314
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	10,000	10,343
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2055	125	127
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	13,110	13,594
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2056	24,310	24,713
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	2.290%	9/2/2026	600	600
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2039	240	205
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/2039	4,865	5,039
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2031	3,750	4,099
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2032	2,320	2,567
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2039	3,750	4,107
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2041	4,350	4,708
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	1,725	1,847
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	3,425	3,691
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	3,305	3,522
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	5,000	5,361
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	3,500	3,714
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	10,000	10,671
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	3,325	3,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	5,000	5,310
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2056	5,000	5,115
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	7,110	6,838
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2027	815	821
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	2,620	2,620
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2037	4,680	4,681
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2040	1,285	1,218
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/2046	2,500	2,262
[3]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.375%	7/1/2056	450	432
[3]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.500%	7/1/2066	490	469
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	275	276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	1,510	1,517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	280	281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	775	781
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,550	1,563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	255	260
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	4,540	4,627
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	685	699
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2028	580	595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,575	1,601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,300	1,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,220	1,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	4,725	4,810
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	1,215	1,262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2029	700	724
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2029	890	936
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	339
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	2,120	2,133
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,640	1,672
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	930	976
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2030	560	584
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	355	352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,500	1,507
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	165	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	1,080	1,067
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	500	502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	580	614
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2031	590	618
	Massachusetts Development Finance Agency College & University Revenue	5.000%	4/1/2031	180	181
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	370	364
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	1,185	1,162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	305	306
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	1,500	1,519
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	315	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/2032	830	872
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	145	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	4,000	4,426
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	965	965
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	125	122
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	6,915	7,685
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	305	308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	150	152
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,265	1,355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	5,000	5,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	1,225	1,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	702
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	5,000	5,619
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2034	1,285	1,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	385	366
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,425	1,425
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	1,000	1,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	290	291
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	60	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,065	1,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2035	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	540	510
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,000	7,826
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,000	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,495	1,495
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	630	634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	825	831
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	9,375	9,808
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	6,030	6,309
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2036	1,750	1,741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,160	1,160
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	300	281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,436
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	5,000	5,635
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	300	288
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	500	503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	725	725
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	175	177
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2037	3,095	2,600
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	545	514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2038	405	406
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2038	555	567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2038	110	111
	Massachusetts Development Finance Agency College & University Revenue	4.000%	8/15/2038	9,630	9,504
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2038	2,695	2,198
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	7,500	8,167
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	765	709
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/2039	1,585	1,719
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,985	2,810
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	4,940	4,790
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	1,065	1,042
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,650	1,475
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	4,855	5,237
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	480	438
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	80	80
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	670	694
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	535	590
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	15,000	16,678
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	2,660	2,539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	4,230	4,569
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	4,190	3,656
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2041	200	205
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,640	3,897
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2041	3,275	2,356
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2041	4,125	4,232
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2041	1,000	1,074
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	250	239
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	3,330	3,330
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	245	250
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	135	136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,110	2,019
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	250	242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	14,410	15,426
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2042	1,500	1,606
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2043	280	284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2043	6,185	6,278
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,328
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	1,500	1,602
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,255	2,399
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2044	200	202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2044	4,955	4,612
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	14,015	13,515
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/2044	1,225	1,094
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	2,260	2,392
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	3,000	3,176
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2045	200	201
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2045	1,285	1,337
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,955	4,212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	2,000	1,859
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2045	250	255
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	4,950	4,577
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	65	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	4,000	4,214
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,395	3,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5,245	4,308
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	1,500	1,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	2,355	2,469
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2046	4,000	4,270
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	1,330	1,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	3,860	3,615
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2047	4,000	4,244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	9,855	8,905
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	13,490	11,986
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	8,820	9,061
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	22,755	23,485
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2048	4,000	4,213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2049	2,000	1,797
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2049	4,000	4,201
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	13,745	10,359
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,000	3,193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,325
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	180	121
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2050	4,000	4,184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	3,925	3,478
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	5,985	5,377
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	2,955	3,009
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2055	13,715	14,002
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	24,620	25,346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	1,585	1,611
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/2055	10,000	9,407
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,950	1,393
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/2059	11,130	11,589
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2059	6,075	6,545
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	1,650	1,319
[2]	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	10,170	8,577
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	5,320	5,350
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	5,000	5,415
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	46,345	50,796
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	3,440	3,787
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	20,795	23,352
[6]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	30,145	33,661
[3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.200%	9/1/2026	19,020	19,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,200	1,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	485	487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	600	602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,385	3,388
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,390	2,391
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,960	3,962
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,780	1,808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,140	1,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,400	1,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	505	515
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,065	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,370	1,371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	220	230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,245	1,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	775	807
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,740	1,794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	535	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,566
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	255	255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,100	3,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,055	1,069
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	52
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,805	4,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,115	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	105	111
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	560	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,665	2,688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	5,395	5,542
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,450	3,452
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,470	2,499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,350	1,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	150	159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	705	705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,160
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	4,000	4,301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	665	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,000	1,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	290	299
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	2,870	2,896
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,400	2,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,120	2,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	770	793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,150	1,223
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,030	2,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,500	2,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	751
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	2,510	2,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,010	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,200	1,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,505	2,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,770	13,892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	890	890
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,210	1,295
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,345	2,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	768
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,635	2,852
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,690	1,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,880	1,923
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	730	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,065	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,270	1,366
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,230	1,360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	637
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,770	3,014
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,260	1,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	325	342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	685	691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,085
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,600	1,778
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	605	667
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	2,910	3,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,950	10,950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,375	5,483
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	645	645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	505	529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	12,735	13,864
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,150	1,238
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,640	1,826
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,630	1,810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	635	700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,500	1,492
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,415	4,495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,810	1,811
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	415	432
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,640	1,767
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,335	3,634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,835	2,030
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2036	580	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	5,000	5,486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	455	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,190	6,427
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	350	363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,000	2,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	610	661
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2037	1,980	1,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,000	5,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,650	1,738
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,685	2,874
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,086
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2038	1,995	1,720
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	4,040	4,098
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,515	1,636
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	275	282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,350	1,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	935	1,005
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	2,045	1,723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	2,000	2,056
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	3,850	4,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	930	990
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	1,125	1,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2040	1,780	1,895
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,545	1,636
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	445	414
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	485	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	1,220	1,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	18,055	17,429
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	890	941
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	1,000	1,044
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2041	1,080	1,145
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	4,080	4,288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	1,000	1,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2042	2,715	2,867
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,325	1,330
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,000	1,052
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,055	5,092
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,350	5,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,090	2,187
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,255	3,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,235	1,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2043	2,695	2,834
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	4,000	4,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	21,305	17,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	150	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,355	3,199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,965	4,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	6,500	6,913
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	1,000	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2044	2,880	3,014
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,390	1,455
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	3,110	3,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,555	4,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	1,500	1,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,000	1,088
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	14,720	10,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	2,200	2,295
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,170	1,217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,300	3,433
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,720	2,326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,530	5,721
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/2046	15,865	15,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	2,775	2,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	875	732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	7,150	5,839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,290	4,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	4,000	4,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	5,345	5,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2048	5,245	5,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2049	5,000	5,097
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	7,435	7,907
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	1,550	1,575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,000	1,006
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	10,000	10,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2050	960	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	1,450	1,234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2051	26,940	28,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	300	253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	19,230	18,647
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/2054	8,445	7,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	3/1/2054	8,375	8,635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	9,535	8,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	1,725	1,752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	30,925	32,172
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	14,775	15,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2055	3,000	3,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2056	39,000	40,500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	3,070	3,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	13,060	13,826
[3,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.000%	9/1/2026	450	450
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	25,175	25,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	12,520	12,520
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	16,370	16,370
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	18,200	18,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	1,800	1,800
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	2,300	2,300
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.900%	9/3/2026	21,150	21,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.000%	9/3/2026	7,985	7,985
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2032	500	480
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2033	320	303
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	345	322
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	315	295
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2037	825	727
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	840	705
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/2042	1,456	999
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2042	950	802
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2046	130	127
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2050	4,770	3,730
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.125%	7/1/2051	570	542
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.375%	7/1/2056	380	368
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	11,500	11,605
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.375%	7/1/2061	255	243
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2066	2,050	1,973
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.125%	7/1/2066	1,030	996
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	1,450	1,445
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	5,265	5,165
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	3,300	3,000
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2032	500	543
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2033	500	547
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2034	500	550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2035	500	550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2036	500	541
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2037	2,000	2,148
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2038	500	531
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	1,570	1,634
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,375	3,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	11,545	11,638
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	7,150	7,182
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	100	100
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,235	1,236
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2041	3,000	3,000
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	2,000	1,783
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	8,750	7,540
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Project)	5.000%	10/1/2027	680	682
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2026	185	185
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2027	200	204
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2028	220	228
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2029	245	257
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2030	435	460
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	735	784
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2032	1,630	1,356
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2033	3,090	2,466
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	2,215	2,224
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2038	4,080	2,516
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	445	420
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/2042	210	170
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.750%	1/1/2042	7,600	8,521
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	2,160	1,830
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/2051	2,040	1,430
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2029	1,000	1,001
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2031	500	500
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2032	1,695	1,696
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/2054	3,950	3,485
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	2,955	3,328
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	11,555	11,555
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	15,360	15,360
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	9/2/2026	3,000	3,000
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	9/2/2026	3,000	3,000
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	9/3/2026	9,265	9,265
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.050%	9/1/2026	28,260	28,260
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	2,915	2,929
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	4,690	4,715
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	21,525	21,765
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	5,325	5,403
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	6,265	6,228
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/2032	940	833
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/2033	250	249
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/2034	550	551
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2034	545	544
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/2035	560	555
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2035	600	613
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2035	1,175	944
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/2035	690	575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2035	580	575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2035	620	634
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	125	98
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	1,500	1,161
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/2036	355	286
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/2037	600	594
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2037	625	636
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2037	3,340	3,414
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2038	2,600	2,642
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/2039	3,615	2,851
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/2040	395	288
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2040	500	369
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2041	6,000	4,442
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2042	2,300	2,327
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/2042	4,000	4,069
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2043	1,500	1,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2044	1,000	789
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2046	2,050	1,480
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2048	495	496
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2048	1,500	1,485
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/2049	2,145	1,571
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2049	1,000	782
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/2050	1,805	1,866
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/2050	750	482
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/2050	1,750	1,120
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,615	1,593
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	3,585	3,532
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,500	1,728
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,505	1,513
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2050	1,000	1,007
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/2051	8,520	8,314
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/2051	1,000	680
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2052	1,540	1,350
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/2052	10,795	11,367
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2054	7,790	5,506
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	5,000	3,813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	2,000	2,197
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	4,540	5,022
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2057	1,840	1,825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	10,000	6,916
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	8,340	5,778
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2060	3,000	2,861
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/2063	2,350	1,426
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/2064	1,575	1,395
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/2065	2,590	2,589
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/2066	3,355	3,378
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2067	2,400	2,334
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2068	3,000	2,927
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue (Variable-Mill Road Apartments Project) VRDO	2.300%	9/2/2026	2,350	2,350
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.000%	9/1/2026	15,680	15,680
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue	5.000%	7/1/2044	510	528
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2051	680	592
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	6,000	6,141
[3]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	2.280%	9/3/2026	2,500	2,500
[3]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	2.300%	9/3/2026	935	935
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	1,000	1,132
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	2,000	1,755
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2039	6,595	6,895
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	10,515	10,750
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	32,960	34,390
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,825	2,727
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	7,160	7,254
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	3,360	3,420
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	16,840	17,792
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/16/2026	900	904
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2033	1,695	1,870
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2034	675	678
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2039	4,725	5,480
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2041	1,280	872
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2043	1,335	867
	Massachusetts State College Building Authority College & University Revenue (State University Program)	5.250%	5/1/2056	1,000	1,036
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	1,580	1,655
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	3,280	3,418
[8]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.270%	9/2/2026	6,615	6,615
[8]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.290%	9/2/2026	260	260
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.200%	9/3/2026	100	100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.250%	9/3/2026	4,980	4,980
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2037	2,000	2,110
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2039	4,000	4,413
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	2,220	2,291
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	5,000	5,128
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2045	2,170	2,236
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2056	8,000	8,316
	Massachusetts Water Resources Authority Water Revenue VRDO	2.950%	9/1/2026	2,430	2,430
	Massachusetts Water Resources Authority Water Revenue VRDO	2.270%	9/2/2026	8,870	8,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Massachusetts Water Resources Authority Water Revenue VRDO	2.270%	9/2/2026	1,800	1,800
	Massachusetts Water Resources Authority Water Revenue VRDO	2.090%	9/3/2026	1,425	1,425
	Medford MA GO	2.000%	8/15/2041	250	167
	Middleborough MA GO	2.000%	10/1/2039	1,450	1,043
	Middleborough MA GO	2.000%	10/1/2040	1,450	1,010
	Middleborough MA GO	2.000%	10/1/2041	1,450	989
	Middleborough MA GO	2.250%	10/1/2045	5,800	3,868
	Middleborough MA GO	2.350%	10/1/2049	5,050	3,129
	Middleton MA GO	2.000%	12/15/2034	3,015	2,581
	Middleton MA GO	2.000%	12/15/2035	3,015	2,509
	Middleton MA GO	2.000%	12/15/2036	185	149
	Middleton MA GO	2.000%	12/15/2038	1,520	1,148
	Middleton MA GO	2.125%	12/15/2042	2,635	1,821
	Milford MA GO	2.000%	12/1/2034	2,650	2,253
	Milford MA GO	2.000%	12/1/2035	2,750	2,271
	Milford MA GO	2.000%	12/1/2036	1,400	1,122
	Milford MA GO	2.000%	12/1/2039	3,000	2,176
	Milford MA GO	2.000%	12/1/2040	3,000	2,111
	Milford MA GO	2.250%	12/1/2044	6,600	4,466
	Milford MA GO	2.125%	12/1/2048	6,200	3,742
	Milford MA GO	2.500%	12/1/2051	5,335	3,326
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/2043	20	14
	Montague MA GO	2.375%	2/1/2038	140	112
	Nashoba MA Regional School District GO	4.000%	6/15/2039	2,380	2,362
	Nashoba MA Regional School District GO	4.000%	6/15/2041	2,575	2,488
	Nashoba MA Regional School District GO	4.000%	6/15/2043	2,780	2,640
	Nashoba MA Regional School District GO	4.000%	6/15/2046	2,580	2,380
	Nashoba MA Regional School District GO	4.000%	6/15/2047	2,500	2,289
	Nashoba MA Regional School District GO	4.125%	6/15/2050	7,740	6,981
	Nashoba MA Regional School District GO	5.000%	11/1/2053	4,010	4,034
	Nashoba MA Regional School District GO	4.125%	6/15/2054	4,755	4,259
	Natick MA GO	2.125%	8/1/2038	100	77
	Nauset Regional MA School District GO	4.000%	5/15/2048	2,500	2,285
	Needham MA GO	2.000%	7/15/2036	200	160
	Needham MA GO	2.000%	7/15/2038	210	158
	Needham MA GO	2.000%	7/15/2040	1,650	1,178
	New Bedford MA GO	2.000%	9/1/2035	475	389
	New Bedford MA GO	3.000%	3/1/2037	235	209
	New Bedford MA GO	2.250%	9/1/2043	825	562
	New Bedford MA GO	3.250%	3/1/2044	885	727
	New Bedford MA GO	4.000%	4/1/2048	4,820	4,365
	New Bedford MA GO	4.000%	4/1/2051	4,535	4,007
	New Bedford MA GO	4.000%	4/1/2053	3,945	3,466
	New Bedford MA GO	4.000%	4/1/2053	120	105
[7]	North Adams MA GO BAN	4.750%	9/2/2027	2,540	2,572
	Northbridge MA GO	3.000%	6/1/2038	1,000	877
	Northbridge MA GO	3.000%	6/1/2039	1,000	856
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2051	200	177
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	1,500	1,063
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	3,000	2,629
	Northern Berkshire Vocational Regional School District BAN GO	4.000%	3/25/2027	4,250	4,270
	Norwood MA GO	3.000%	3/15/2042	595	478
	Norwood MA GO	4.000%	9/15/2047	6,000	5,550
	Orange MA GO	3.000%	6/1/2036	400	362
	Orange MA GO	3.000%	6/1/2051	2,795	1,964
	Peabody MA GO	3.500%	7/1/2037	115	108
	Plymouth MA GO	2.000%	5/1/2034	1,000	868
	Quincy MA BAN GO	5.000%	9/29/2026	35,995	36,057
	Quincy MA GO	5.000%	7/15/2031	245	269
	Quincy MA GO	5.000%	7/15/2032	300	333
	Quincy MA GO	5.000%	7/15/2033	400	449
	Quincy MA GO	3.000%	7/1/2034	200	189
	Quincy MA GO	5.000%	7/15/2034	260	294
	Quincy MA GO	5.000%	7/15/2035	400	454
	Quincy MA GO	5.000%	7/15/2036	700	788
	Quincy MA GO	2.000%	7/1/2037	170	131
	Quincy MA GO	5.000%	7/15/2037	700	781
	Quincy MA GO	5.000%	7/15/2038	1,000	1,105
	Quincy MA GO	2.000%	1/15/2046	3,000	1,829
	Quincy MA GO	2.000%	6/1/2046	5,155	3,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quincy MA GO	5.000%	6/1/2047	5,490	5,928
	Randolph MA GO	5.000%	9/15/2035	125	135
	Revere MA GO	2.125%	9/1/2041	1,860	1,290
	Revere MA GO	2.250%	9/1/2043	2,000	1,372
	Rockland MA GO	2.200%	8/1/2050	1,840	1,064
	Rowley MA GO	3.500%	7/15/2043	1,625	1,401
	Salem MA GO	3.000%	9/15/2036	605	546
	Salisbury MA GO	2.000%	8/1/2028	400	389
	Saugus MA GO	3.000%	9/15/2036	1,500	1,390
	Somerset MA GO	4.000%	4/1/2048	2,860	2,589
	Somerville MA GO	2.125%	10/15/2039	2,670	2,002
	Somerville MA GO	2.000%	6/1/2040	1,755	1,258
	Somerville MA GO	2.125%	10/15/2040	4,875	3,539
	Somerville MA GO	2.125%	10/15/2041	4,980	3,532
	Southbridge MA GO	2.000%	5/15/2032	335	300
	Springfield MA GO	2.000%	9/1/2034	1,290	1,102
[2]	Springfield MA GO	3.500%	3/1/2047	210	171
	Springfield MA Water & Sewer Commission Water Revenue	5.000%	4/15/2033	1,010	1,022
	Stoneham MA GO	2.000%	1/15/2034	4,000	3,509
	Stoneham MA GO	2.000%	1/15/2035	4,080	3,491
	Stoneham MA GO	2.000%	1/15/2036	4,000	3,330
	Stoneham MA GO	2.125%	1/15/2037	4,245	3,473
	Stoneham MA GO	2.500%	1/15/2052	1,960	1,230
	Stoughton MA GO	3.000%	10/15/2037	3,635	3,236
	Swampscott MA GO	3.000%	3/1/2052	2,500	1,785
	Taunton MA GO	4.000%	3/1/2049	2,610	2,365
	Taunton MA GO	4.000%	3/1/2054	1,810	1,588
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2040	3,740	3,608
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	4,300	3,954
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,915	1,734
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2050	2,000	1,768
	Tyngsborough MA GO	3.000%	10/15/2041	1,710	1,416
	Tyngsborough MA GO	3.000%	10/15/2043	1,815	1,461
	Tyngsborough MA GO	4.000%	10/15/2051	4,410	3,926
	Tyngsborough MA GO	4.000%	10/15/2054	6,310	5,527
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	500	528
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,616
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2035	675	685
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2036	400	405
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	125	130
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	1,000	1,034
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	540	548
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	11,880	12,017
	Upton MA GO	2.250%	8/15/2046	150	98
	Wakefield MA GO	4.000%	9/15/2054	12,240	10,723
	Walpole MA GO	3.000%	10/15/2038	1,800	1,575
	Waltham MA GO	2.000%	7/15/2036	250	205
	Waltham MA GO	2.125%	10/15/2038	745	579
	Waltham MA GO	3.000%	2/1/2041	130	106
	Waltham MA GO	3.000%	8/15/2042	1,410	1,156
	Waltham MA GO	3.000%	8/15/2043	1,460	1,179
	Waltham MA GO	3.000%	8/15/2044	1,500	1,193
	Waltham MA GO	3.000%	8/15/2045	1,530	1,200
	Watertown MA GO	3.375%	4/15/2042	100	86
	Watertown MA GO	4.000%	6/15/2054	730	663
	West Springfield MA GO	2.000%	5/15/2037	840	653
	West Springfield MA GO	2.000%	5/15/2038	840	632
	West Springfield MA GO	2.000%	5/15/2039	835	607
	West Springfield MA GO	2.000%	5/15/2040	835	585
	West Springfield MA GO	2.000%	5/15/2041	835	569
	West Springfield MA GO	2.125%	5/15/2042	705	478
	West Springfield MA GO	2.125%	5/15/2043	705	468
	West Springfield MA GO	2.250%	5/15/2046	2,115	1,370
	Weymouth MA GO	2.000%	8/15/2036	250	202
	Weymouth MA GO	3.000%	9/15/2037	140	124
	Weymouth MA GO	2.000%	9/15/2040	505	349
	Weymouth MA GO	2.000%	8/15/2041	2,370	1,627
	Weymouth MA GO	2.000%	9/15/2045	2,355	1,491
	Weymouth MA GO	2.250%	9/15/2050	5,000	2,964
	Worcester MA GO	2.000%	2/15/2032	2,025	1,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Worcester MA GO	3.000%	2/1/2033	2,155	2,077
	Worcester MA GO	2.000%	2/15/2033	1,620	1,438
	Worcester MA GO	2.000%	2/15/2034	1,715	1,486
[2]	Worcester MA GO	4.000%	2/1/2035	4,325	4,424
	Worcester MA GO	5.000%	2/15/2038	1,340	1,466
	Worcester MA GO	5.000%	2/15/2039	1,640	1,780
	Worcester MA GO	2.250%	2/1/2040	100	74
[2]	Worcester MA GO	2.000%	2/15/2043	300	198
[2]	Worcester MA GO	2.500%	2/1/2044	4,350	3,140
[2]	Worcester MA GO	2.000%	2/15/2044	1,940	1,244
	Worcester MA GO	2.000%	2/1/2048	3,140	1,870
	Worcester MA GO	2.000%	2/1/2049	3,200	1,862
	Worcester MA GO	2.125%	2/1/2050	3,325	1,951
					3,646,932
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	240
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	231
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	279
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	98
					848
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	60	61
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	499	507
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,665	2,799
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	5,862	4,278
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,106	4,089
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,448	1,426
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	10,351	9,604
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	530
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,450	3,681
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	9,025	8,469
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,125	3,871
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,365	2,219
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	402	366
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,065	1,761
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	885	699
					44,817
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,000	1,082
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	2,000	2,170
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,100	1,182
					4,434
Total Tax-Exempt Municipal Bonds (Cost $3,812,618)					3,697,092

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,477	3,190
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,736	1,258
Total Taxable Municipal Bonds (Cost $3,839)				4,448
Total Investments (99.3%) (Cost $3,816,457)				3,701,540
Other Assets and Liabilities—Net (0.7%)				26,179
Net Assets (100%)				3,727,719
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $125,854, representing 3.4% of net assets.

4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Securities with a value of $2,008 have been segregated as initial margin for open futures contracts.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2026	93	19,087	(51)
5-Year U.S. Treasury Note	December 2026	168	17,758	(109)
10-Year U.S. Treasury Note	December 2026	66	7,105	(60)
Ultra 10-Year U.S. Treasury Note	December 2026	404	44,206	(217)
				(437)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/10/2026	JPMC	3,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	(68)	—	(68)
10/14/2026	RBC	890	Buy	30-Year MMD AAA General Obligation Scale	4.410%	54	54	—
						(14)	54	(68)

JPMC—JPMorgan Chase Bank, N.A.
RBC—Royal Bank of Canada.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,697,092	—	3,697,092
Taxable Municipal Bonds	—	4,448	—	4,448
Total	—	3,701,540	—	3,701,540

Derivative Financial Instruments
Assets
Swap Contracts	—	54	—	54
Liabilities
Futures Contracts[1]	(437)	—	—	(437)
Swap Contracts	—	(68)	—	(68)
Total	(437)	(68)	—	(505)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.